COMMITMENTS AND CONTINGENCIES - Legal Proceeding (Details)			12 Months Ended
	Mar. 18, 2022 USD ($)	Mar. 18, 2022 CNY (¥)	Dec. 31, 2021 USD ($) item	Feb. 17, 2022 USD ($)	Feb. 17, 2022 CNY (¥)
Gain Contingencies [Line Items]
Number of cases filed			10
Amount collected from accounts receivables | $			$ 1,070,000.00
Number of case still open			1
Civil complaint alleging unpaid service fee and breach of contract against Tianfang (Suzhou) Real Estate Co., Ltd
Gain Contingencies [Line Items]
Unpaid base fee amount claimed				$ 45,926	¥ 291,742.17
Per day breaching late fee claimed				0.10%	0.10%
Civil complaint alleging breach of contract and unpaid service fee against Chengdu TEDA New City
Gain Contingencies [Line Items]
Litigation amount claimed	$ 830,155	¥ 5,380,734